Financial instruments and risk management	12 Months Ended
Jun. 30, 2024
Disclosure of detailed information about financial instruments [abstract]
Financial instruments and risk management	Introduction
This section sets out the policies and procedures applied to manage the group’s capital structure and the financial risks the group is exposed to. Diageo considers the following components of its balance sheet to be capital: borrowings and equity. Diageo manages its capital structure to achieve capital efficiency, provide flexibility to invest through the economic cycle and give efficient access to debt markets at attractive cost levels.
16. Financial instruments and risk management
Accounting policies
Financial assets and liabilities are initially recorded at fair value including, where permitted by IFRS 9, any directly attributable transaction costs. For those financial assets that are not subsequently held at fair value, the group assesses whether there is evidence of impairment at each balance sheet date.
The group classifies its financial assets and liabilities into the following categories: financial assets and liabilities at amortised cost, financial assets and liabilities at fair value through income statement and financial assets at fair value through other comprehensive income.
The accounting policies for other investments and loans are described in note 13, for trade and other receivables and payables in note
15 and for cash and cash equivalents in note 17.
Financial assets and liabilities at fair value through income statement include derivative assets and liabilities. Where financial assets or liabilities are eligible to be carried at either amortised cost or fair value through other comprehensive income, the group does not apply the fair value option.
Derivative financial instruments are carried at fair value using a discounted cash flow model based on market data applied consistently for similar types of instruments. Gains and losses on derivatives that do not qualify for hedge accounting treatment are taken to the income statement as they arise.
Other financial liabilities are carried at amortised cost unless they are part of a fair value hedge relationship when the amortised cost of the financial liabilities are adjusted with the fair value change attributable to the risk being hedged from the inception of the hedge relationship. The difference between the initial carrying amount of the financial liabilities and their redemption value is recognised in the income statement over the contractual terms using the effective interest rate method. Financial liabilities in respect of the Zacapa acquisition are recognised at fair value.
Hedge accounting
The group designates and documents certain derivatives as hedging instruments against changes in fair value of recognised assets and liabilities (fair value hedges), commodity price risk of highly probable forecast transactions, as well as the cash flow risk from a change in exchange or interest rates (cash flow hedges) and hedges of net investments in foreign operations (net investment hedges).
Derivative instruments designated in hedge relationship are included in other financial assets and liabilities on the consolidated balance sheet. The effectiveness of such hedges is assessed at inception and at least on a quarterly basis, using prospective testing.
Methods used for testing effectiveness include critical terms, regression analysis and hypothetical derivative models.
Fair value hedges are used to manage the currency and/or interest rate risks to which the fair value of certain assets and liabilities are exposed. Changes in the fair value of the derivatives are recognised in the income statement, along with any changes in the relevant fair value of the underlying hedged asset or liability. If such a hedge relationship no longer meets hedge accounting criteria, fair value movements on the derivative continue to be taken to the income statement while any fair value adjustments made to the underlying hedged item to that date are amortised through the income statement over its remaining life using the effective interest rate method.
Cash flow hedges are used to hedge the foreign currency risk of highly probable future foreign currency cash flows, the commodity price risk of highly probable future transactions, as well as the cash flow risk from changes in exchange or interest rates. The effective portion of the gain or loss on the hedges is recognised in other comprehensive income, while any ineffective part is recognised in the income statement. Amounts recorded in other comprehensive income are recycled to the income statement in the same period in which the underlying foreign currency, commodity or interest exposure affects the income statement. When a hedge relationship no longer meets the criteria for hedge accounting, any cumulative gain or loss existing in equity is either transferred to the income statement or amortised over its remaining life using the effective interest rate method.
Net investment hedges utilise either foreign currency borrowings or derivatives as hedging instruments. Foreign exchange differences arising on translation of net investments are recorded in other comprehensive income and included in the exchange reserve. Liabilities used as hedging instruments are revalued at closing exchange rates and the resulting gains or losses are also recognised in other comprehensive income to the extent that they are effective, with any ineffectiveness taken to the income statement. Foreign currency derivative contracts hedging net investments are carried at fair value. Effective fair value movements are recognised in other comprehensive income, with any ineffectiveness taken to the income statement. Cost of hedging model is applied in case of cross-
currency interest rate swaps in net investment hedges. The fair value changes attributable to the spot component of the hedging instruments are designated to offset foreign exchange differences of net investments and therefore taken to net investment hedge reserve. The fair value changes attributable to the forward component of the hedging instruments (including currency basis) is taken to the cost of hedging reserve and amortised to the consolidated income statement.
The group’s funding, liquidity and exposure to foreign currency, interest rate risks and commodity price risk are managed by the group’s treasury department. The treasury department uses a range of financial instruments to manage these underlying risks.
Treasury operations are conducted within a framework of Board-approved policies and guidelines, which are recommended and reviewed by the Finance Committee, chaired by the Chief Financial Officer. The policies and guidelines include benchmark exposure and/or hedge cover levels for key areas of treasury risk which are periodically reviewed by the Board following, for example, significant business, strategic or accounting changes. The framework provides for limited defined levels of flexibility in execution to allow for the optimal application of the Board-approved strategies. Transactions arising from the application of this flexibility are carried at fair value, gains or losses are taken to the income statement as they arise and are separately monitored on a daily basis using
Value at Risk analysis. In the years ended 30 June 2024 and 30 June 2023 gains and losses on these transactions were not material.
The group does not use derivatives for speculative purposes. All transactions in derivative financial instruments are initially undertaken to manage the risks arising from underlying business activities.
The group purchases insurance for commercial or, where required, for legal or contractual reasons. In addition, the group retains insurable risk where external insurance is not considered an economic means of mitigating these risks.
The Finance Committee receives a quarterly report on the key activities of the treasury department, however any exposures which differ from the defined benchmarks are reported as they arise.
(a) Currency risk
The group presents its consolidated financial statements in US dollar and conducts business in many currencies. As a result, it is subject to foreign currency risk due to exchange rate movements, which affects the group’s transactions and the translation of the results and underlying net assets of its operations. To manage the currency risk, the group uses certain financial instruments. Where hedge accounting is applied, hedges are documented and tested for effectiveness on an ongoing basis.
Hedge of net investment in foreign operations
The group hedges a certain portion of its exposure to fluctuations in the US dollar value of its foreign operations by designating borrowings held in foreign currencies and using foreign currency spots, forwards, swaps and other financial derivatives. For the year ended 30 June 2024, the group maintained the total net investment Value at Risk to total net asset value below 20%, where Value at
Risk is defined as the maximum amount of loss over a one-year period with a 95% probability confidence level.
At 30 June 2024, foreign currency borrowings (euro, sterling) and financial derivatives (Chinese yuan, euro, sterling) designated in net investment hedge relationships amounted to $3,198 million derivatives and $8,109 million bonds (2023 – $806 million derivatives and $12,584 million bonds).
Hedge of foreign currency debt
The group uses cross currency interest rate swaps to hedge the foreign currency risk associated with certain foreign currency denominated borrowings.
Transaction exposure hedging
The group’s policy is to hedge forecast transactional foreign currency risk on major currency pair exposures up to 24 months, targeting
75% coverage for the current financial year, and on other currency exposures up to 18 months. The group’s exposure to foreign currency risk arising principally on forecasted sales transactions is managed using forward agreements and options.
(b) Interest rate risk
The group has an exposure to interest rate risk, arising principally on changes in US dollar, euro and sterling interest rates. To manage interest rate risk, the group manages its proportion of fixed to floating rate borrowings within limits approved by the Board, primarily through issuing fixed and floating rate borrowings, and by utilising interest rate swaps. These practices aim to minimise the group’s net finance charges with acceptable year-on-year volatility. To facilitate operational efficiency and effective hedge accounting, for the year ended 30 June 2024 the group’s policy was to maintain fixed rate borrowings within a band of 40% to 90% of forecast net borrowings. For these calculations, net borrowings exclude interest rate related fair value adjustments. The majority of the group’s existing interest rate derivatives are designated as hedges and are expected to be effective. Fair value of these derivatives is recognised in the income statement, along with any changes in the relevant fair value of the underlying hedged asset or liability.
The interest rate profile of the group's net borrowings is as follows:

	2024		2023
	$ million	%	re-presented $ million	%
Fixed rate	16,174	77	15,071	77
Floating rate(1)	4,384	21	4,064	21
Impact of financial derivatives and fair value adjustments	(145)	(1)	(117)	(1)
Lease liabilities	604	3	564	3
Net borrowings	21,017	100	19,582	100
(1) The floating rate portion of net borrowings includes cash and cash equivalents, collaterals, floating rate loans and bonds and bank overdrafts.
The table below sets out the average monthly net borrowings and effective interest rate:

Average monthly net borrowings			Effective interest rate
2024 $ million	2023 re-presented $ million	2022 re-presented $ million	2024%	2023%	2022%
21,034	18,362	16,883	4.3	3.9	2.7
(i) For this calculation, net interest charge excludes fair value adjustments to derivative financial instruments and average monthly net borrowings include the impact of interest rate swaps that are no longer in a hedge relationship but exclude the market value adjustment for cross currency interest rate swaps.
(c) Commodity price risk
Commodity price risk is managed in line with the principles approved by the Board either through long-term purchase contracts with suppliers or, where appropriate, derivative contracts. The group policy is to maintain the Value at Risk of commodity price risk arising from commodity exposures below 75 bps of forecast gross profit in any given financial year. Where derivative contracts are used, the commodity price risk exposure is hedged up to 24 months of forecast volume through exchange-traded and over-the-counter contracts
(futures, forwards and swaps) and cash flow hedge accounting is applied.
(d) Market risk sensitivity analysis
The group uses a sensitivity analysis that estimates the impacts on the consolidated income statement and other comprehensive income of either an instantaneous increase or decrease of 0.5% in market interest rates or a 10% strengthening or weakening in US dollar against all other currencies, from the rates applicable for each class of financial instruments on the consolidated balance sheet at these dates with all other variables remaining constant. The sensitivity analysis excludes the impact of market risk on the net post-
employment benefit liabilities and assets, and corporate tax payable. This analysis is for illustrative purposes only, as in practice interest and foreign exchange rates rarely change in isolation.
The sensitivity analysis estimates the impact of changes in interest and foreign exchange rates. All hedges are expected to be highly effective for this analysis and it considers the impact of all financial instruments including financial derivatives, cash and cash equivalents, borrowings and other financial assets and liabilities. The results of the sensitivity analysis should not be considered as projections of likely future events, gains or losses as actual results in the future may differ materially due to developments in the global financial markets which may cause fluctuations in interest and exchange rates to vary from the hypothetical amounts disclosed in the table below.
Comparative figures to currency risk sensitivity are not disclosed in fiscal 24. Due to the functional currency change of the parent company that is applied prospectively from 1 July 2023 (see note 1), it would not be practicable to compare the re-presented results of the data prior to the functional currency change with the results of the sensitivity analysis for fiscal 24.

	Impact on income statement gain/(loss)		Impact on consolidated comprehensive income gain/(loss)(1) (2)
	2024	2023 re- presented	2024	2023 re- presented
	$ million	$ million	$ million	$ million
0.5% decrease in interest rates	22	19	43	43
0.5% increase in interest rates	(22)	(19)	(42)	(41)
10% weakening of US dollar	(39)	—	(974)	—
10% strengthening of US dollar	33	—	813	—
(1) The impact on foreign currency borrowings and derivatives in net investment hedges is largely offset by the foreign exchange difference arising on the translation of net investments.
(2) The impact on the consolidated statement of comprehensive income includes the impact on the income statement.
(3) In the year ended 30 June 2023, the impact of a 10% strengthening or weakening in sterling was £36 million gain and £45 million loss on the consolidated income statement and £1,093 million gain and £1,336 million loss on the other comprehensive income.
(e) Credit risk
Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in financial loss to the group. Credit risk arises on cash balances (including bank deposits and cash and cash equivalents), derivative financial instruments and credit exposures to customers, including outstanding loans, trade and other receivables, financial guarantees and committed transactions.
The carrying amount of financial assets of $5,221 million (2023 – $5,849 million) represents the group’s exposure to credit risk at the balance sheet date as disclosed in section (i), excluding the impact of any collateral held or other credit enhancements. A financial asset is in default when the counterparty fails to pay its contractual obligations. Financial assets are written off when there is no reasonable expectation of recovery.
Credit risk is managed separately for financial and business related credit exposures.
According to the enforceable master netting agreements with counterparties, in the event of default, derivative financial instruments with the same counterparty can be net settled. The table below shows the Group’s financial assets and liabilities that could be subject to offset in the balance sheet and the impact of a trigger for the enforcement of the master netting agreement after applying any existing collaterals.

	Gross amount $ million	Right of asset offset $ million	Right of liability offset $ million	Net amount $ million
2024
Derivative financial assets	483	(184)	(139)	160
Derivative financial liabilities	(486)	184	139	(163)
2023
Derivative financial assets	729	(294)	(161)	274
Derivative financial liabilities	(556)	294	161	(101)
Financial credit risk
Diageo aims to minimise its financial credit risk through the application of risk management policies approved and monitored by the
Board. Counterparties are predominantly limited to investment grade banks and financial institutions, and policy restricts the exposure to any one counterparty by setting credit limits taking into account the credit quality of the counterparty. The group’s policy is designed to ensure that individual counterparty limits are adhered to and that there are no significant concentrations of credit risk. The
Board also defines the types of financial instruments which may be transacted. The credit risk arising through the use of financial instruments for currency, interest rate and commodity price risk management is estimated with reference to the fair value of contracts with a positive value, rather than the notional amount of the instruments themselves. Diageo annually reviews the credit limits applied and regularly monitors the counterparties’ credit quality reflecting market credit conditions.
When derivative transactions are undertaken with bank counterparties, the group may, where appropriate, enter into certain agreements with such bank counterparties whereby the parties agree to post cash collateral for the benefit of the other if the net valuations of the derivatives are above a predetermined threshold. At 30 June 2024, the collateral held under these agreements amounted to $(14) million (2023 – $(19) million).
Business related credit risk
Exposures from loans, trade and other receivables are managed locally in the operating units where they arise and active risk management is applied, focusing on country risk, credit limits, ongoing credit evaluation and monitoring procedures. There is no significant concentration of credit risk with respect to loans, trade and other receivables as the group has a large number of customers that are internationally dispersed. (f) Liquidity risk
Liquidity risk is the risk of Diageo encountering difficulties in meeting its obligations associated with financial liabilities that are settled by delivering cash or other financial assets. The group uses short-term commercial paper to finance its day-to-day operations.
The group’s policy with regard to the expected maturity profile of borrowings is to limit the amount of such borrowings maturing within 12 months to 50% of gross borrowings less money market demand deposits, and the level of commercial paper to 30% of gross borrowings less money market demand deposits. In addition, the group’s policy is to maintain backstop facilities with relationship banks to support commercial paper obligations.
The following tables provide an analysis of the anticipated contractual cash flows including interest payable for the group’s financial liabilities and derivative instruments on an undiscounted basis. Where interest payments are calculated at a floating rate, rates of each cash flow until maturity of the instruments are calculated based on the forward yield curve prevailing at the respective year ends. The gross cash flows of cross currency swaps are presented for the purposes of this table. All other derivative contracts are presented on a net basis. Financial assets and liabilities are presented gross in the consolidated balance sheet although, in practice, the group uses netting arrangements to reduce its liquidity requirements on these instruments.
Contractual cash flows

	Due within 1 year $ million	Due between 1 and 3 years $ million	Due between 3 and 5 years $ million	Due after 5 years $ million	Total $ million	Carrying amount at balance sheet date $ million
2024
Borrowings(1)	(2,902)	(4,991)	(4,259)	(9,812)	(21,964)	(21,501)
Interest on borrowings(1)(2)	(791)	(1,043)	(789)	(1,866)	(4,489)	(291)
Lease capital repayments	(95)	(148)	(95)	(266)	(604)	(604)
Lease future interest payments	(19)	(30)	(22)	(44)	(115)	—
Trade and other financial liabilities(3)	(5,316)	(280)	(217)	(5)	(5,818)	(5,619)
Non-derivative financial liabilities	(9,123)	(6,492)	(5,382)	(11,993)	(32,990)	(28,015)
Cross currency swaps (gross)
Receivable	128	549	1,249	3,666	5,592
Payable	(126)	(549)	(1,303)	(3,341)	(5,319)
Other derivative instruments (net)	(39)	(139)	(76)	(33)	(287)
Derivative instruments(2)	(37)	(139)	(130)	292	(14)	(23)
2023 (re-presented)
Borrowings(1)	(2,152)	(4,553)	(3,754)	(10,903)	(21,362)	(20,791)
Interest on borrowings(1)(2)	(681)	(945)	(784)	(1,894)	(4,304)	(274)
Lease capital repayments	(94)	(131)	(86)	(253)	(564)	(564)
Lease future interest payments	(23)	(35)	(25)	(48)	(131)	—
Trade and other financial liabilities(3)	(5,565)	(291)	(154)	(121)	(6,131)	(6,025)
Non-derivative financial liabilities	(8,515)	(5,955)	(4,803)	(13,219)	(32,492)	(27,654)
Cross currency swaps (gross)
Receivable	55	109	109	1,690	1,963
Payable	(35)	(70)	(70)	(1,172)	(1,347)
Other derivative instruments (net)	24	(111)	(99)	(68)	(254)
Derivative instruments(2)	44	(72)	(60)	450	362	168
(1) For the purposes of these tables, borrowings are defined as gross borrowings excluding lease liabilities and fair value of derivative instruments as disclosed in note
17.
(2) Carrying amount of interest on borrowings, interest on derivatives and interest on other payable is included within interest payable in note 15.
(3) Primarily consists of trade and other payables that meet the definition of financial liabilities under IAS 32.
The group had available undrawn committed bank facilities as follows:

	2024 $ million	2023 re-presented $ million
Expiring within one year	625	125
Expiring between one and two years	1,040	625
Expiring after two years	1,585	2,625
	3,250	3,375
The facilities can be used for general corporate purposes and, together with cash and cash equivalents, support the group’s commercial paper programmes.
There are no financial covenants on the group’s material short- and long-term borrowings. Certain of these borrowings contain cross default provisions and negative pledges.
The committed bank facilities are subject to a single financial covenant, being minimum interest cover ratio of two times (defined as the ratio of operating profit before exceptional items, aggregated with share of after tax results of associates and joint ventures, to net interest charges). They are also subject to pari passu ranking and negative pledge covenants.
Any non-compliance with covenants underlying Diageo’s financing arrangements could, if not waived, constitute an event of default with respect to any such arrangements, and any non-compliance with covenants may, in particular circumstances, lead to an acceleration of maturity on certain borrowings and the inability to access committed facilities. Diageo was in full compliance with its financial, pari passu ranking and negative pledge covenants in respect of its material short- and long-term borrowings throughout each of the years presented.
(g) Fair value measurements
Fair value measurements of financial instruments are presented through the use of a three-level fair value hierarchy that prioritises the valuation techniques used in fair value calculations.
The group maintains policies and procedures to value instruments using the most relevant data available. If multiple inputs that fall into different levels of the hierarchy are used in the valuation of an instrument, the instrument is categorised on the basis of the least observable input.
Foreign currency forwards and swaps, cross currency swaps and interest rate swaps are valued using discounted cash flow techniques. These techniques incorporate inputs at levels 1 and 2, such as foreign exchange rates and interest rates. These market inputs are used in the discounted cash flow calculation incorporating the instrument’s term, notional amount and discount rate, and taking credit risk into account. As significant inputs to the valuation are observable in active markets, these instruments are categorised as level 2 in the hierarchy.
Other financial liabilities include a put option, which does not have an expiry date, held by Industrias Licoreras de Guatemala
(ILG) to sell the remaining 50% equity stake in Rum Creation & Products Inc., the owner of the Zacapa rum brand, to Diageo. The liability is fair valued using the discounted cash flow method and as at 30 June 2024, an amount of $198 million (30 June 2023 –
$274 million) is recognised as a liability with changes in the fair value of the put option included in retained earnings. As the valuation of this option uses assumptions not observable in the market, it is categorised as level 3 in the hierarchy. As at 30 June 2024, because it is unknown when or if ILG will exercise the option, the liability is measured as if the exercise date is on the last day of the next financial year considering forecast future performance. The option is not sensitive to reasonably possible changes in assumptions; if the option were to be exercised as at 30 June 2026, the fair value of the liability would not change.
Included in other financial liabilities, the contingent consideration on acquisition of businesses represents the present value of payments up to $273 million, which are expected to be paid over the next six years.
Contingent considerations linked to certain volume targets at 30 June 2024 were $153 million (2023 – $279 million), mainly in respect of the acquisition of Aviation American Gin and 21Seeds. Contingent considerations linked to certain financial performance targets at 30 June 2024 were $92 million (2023 – $112 million), mainly in respect of the acquisition of Don Papa Rum. Contingent considerations are fair valued based on a discounted cash flow method using assumptions not observable in the market. Contingent considerations are sensitive to possible changes in assumptions; a 10% increase or 20% decrease in volume would increase or decrease the fair value of contingent considerations linked to certain volume targets by approximately $25 million and $70 million, respectively, and a 10% increase or decrease in cash flows would increase or decrease the fair value of contingent considerations linked to certain financial performance targets by approximately $30 million.
There were no significant changes in the measurement and valuation techniques, or significant transfers between the levels of the financial assets and liabilities in the year ended 30 June 2024.
The group’s financial assets and liabilities measured at fair value are categorised as follows:

	2024 $ million	2023 re-presented $ million
Derivative assets	497	748
Derivative liabilities	(486)	(556)
Valuation techniques based on observable market input (Level 2)	11	192
Financial assets - other	333	249
Financial liabilities - other	(443)	(665)
Valuation techniques based on unobservable market input (Level 3)	(110)	(416)
In the year ended 30 June 2024 and 30 June 2023, the increase in financial assets - other of $84 million (2023 – the increase in financial asset - other of $24 million) is principally in respect of acquisitions. The balance of financial assets - other is primarily made up of individually immaterial convertible loans and share options in associates.
The movements in level 3 liability instruments, measured on a recurring basis, are as follows:

	Zacapa financial liability	Contingent consideration recognised on acquisition of businesses	Zacapa financial liability	Contingent consideration recognised on acquisition of businesses
	2024	2024	2023	2023
	$ million	$ million	re-presented $ million	re-presented $ million
At the beginning of the year	(274)	(391)	(261)	(449)
Net gains/(losses) included in the income statement	—	145	(10)	145
Net losses included in exchange in other comprehensive income	—	—	—	(4)
Net gains/(losses) included in retained earnings	73	—	(19)	—
Acquisitions	—	—	—	(92)
Settlement of liabilities	3	1	16	9
At the end of the year	(198)	(245)	(274)	(391)
(h) Results of hedge relationships
The group targets a one-to-one hedge ratio. The strength of the economic relationship between the hedged items and the hedging instruments is analysed on an ongoing basis. Ineffectiveness can arise from change in hedged balance sheet positions, group net investment positions, or subsequent change in the forecast transactions as a result of differences in timing, cash flows or value except when the critical terms of the hedging instrument and hedged item are closely aligned. Where applicable, the change in the credit risk of the hedging instruments or the hedged items is not expected to be the primary factor in the economic relationship.
Further to the foreign currency borrowings in net investment hedge relationships disclosed in note 16 (a), the notional amounts, contractual maturities and rates of the hedging instruments designated in hedging relationships by the main risk categories are as follows:

	Notional amounts $ million	Maturity	Range of hedged rates(1)
2024
Net investment hedges
Derivatives in net investment hedges of foreign operations	3,198	September 2024 - April 2043	sterling 0.53 - 0.78 euro 0.91 - 0.93 Chinese yuan 6.93 - 7.29
Foreign currency borrowings in net investment hedges	8,109	September 2024 - June 2038	sterling 0.76 - 0.82 euro 0.89 - 0.94
Cash flow hedges
Derivatives in cash flow hedge (foreign currency debt)	2,747	September 2028 - June 2034	euro 0.89 - 0.90
Derivatives in cash flow hedge (foreign currency risk)	1,855	September 2024 - December 2025	sterling 0.78 - 0.94 euro 0.87 - 0.93 Mexican peso 17.73 - 20.57
Derivatives in cash flow hedge (commodity price risk)	207	July 2024 - September 2025	Feed Wheat: 177.50 - 206.00 USD/Bu Natural Gas: 0.86 - 1.40 USD/therm
Fair value hedges
Derivatives in fair value hedge (interest rate risk)	4,044	April 2025 - April 2030	EURIBOR 0.63 - 1.88% SOFR 1.38 - 3.09%
(1) In case of derivatives in cash flow hedges (commodity price risk and foreign currency risk), the range of the most significant contract’s hedged rates are presented.
The below re-presented disclosures of the fiscal 23 sterling reporting currency group and the quoted rates are applicable to the risk exposures observed by the group at the date of 30 June 2023. Accordingly, nominal amounts have been re-presented in US dollar, without adjustments to rates achieved on hedges of exposures observed at the time. The change in functional currency at 1 July 2023 has fundamentally changed the group foreign currency exposures. This exposure set change resulted in a realignment of the group's financial risk management hedge portfolio, but no change in overall risk management strategy.

	Notional amounts re-presented $ million	Maturity	Range of hedged rates(1)
2023 (re-presented)
Net investment hedges
Derivatives in net investment hedges of foreign operations	803	July 2023	US dollar 1.27
Foreign currency borrowings in net investment hedges	12,584	September 2023 - March 2032	euro 1.07 - 1.37
Cash flow hedges
Derivatives in cash flow hedge (foreign currency debt)	1,100	September 2036 - April 2043	US dollar 1.60 - 1.88
Derivatives in cash flow hedge (foreign currency risk)	2,185	September 2023 - December 2024	US dollar 1.05 - 1.33, Mexican peso 14.76 - 18.38
Derivatives in cash flow hedge (commodity price risk)	273	July 2023 - September 2024	Feed Wheat: 183.75 - 240.00 USD/Bu LME Aluminium: 2,248 - 3,399 USD/Mt
Fair value hedges
Derivatives in fair value hedge (interest rate risk)	5,038	September 2023 - April 2030	EURIBOR(0.01) - 1.88% SOFR 2.38 - 2.39% USDLIBOR 1.38 - 3.09%
(1) In case of derivatives in cash flow hedges (commodity price risk and foreign currency risk), the range of the most significant contract’s hedged rates are presented.
For hedges of the cash flow risk from a change in forward exchange rates using cross currency interest rate swaps, the retranslation of the related bond principal to closing exchange rates and recognition of interest on the related bonds will affect the income statement in each year until the related bonds mature in 2028, 2032 and 2034. Exchange retranslation and the interest on the hedged bonds in the income statement are expected to offset those on the cross currency swaps in each of the years.
In respect of cash flow hedging instruments, a gain of $13 million (2023 – $297 million gain; 2022 – $163 million gain) was recognised in other comprehensive income due to changes in fair value. A gain of $266 million was transferred out of other comprehensive income to other operating expenses and a loss of $152 million to other finance charges, respectively, (2023 – a gain of
$16 million and a loss of $65 million; 2022 – a loss of $57 million and a gain of $319 million) to offset the foreign exchange impact on the underlying transactions. A loss of $9 million (2023 – $39 million gain, 2022 – $61 million gain) was transferred out of other comprehensive income to operating profit in relation to commodity hedges. The notional amount of hedged items recognised in the consolidated balance sheet in relation to hedges of cash flow risk arising from foreign currency debts equals the notional value of the hedging instruments at 30 June 2024 and are included within borrowings. The notional amount for cash flow hedges of foreign currency debt at 30 June 2024 was $2,747 million (2023 – $1,100 million).
In respect of derivatives in net investment hedges, a gain of $12 million was recognised in other comprehensive income due to changes in fair value. A gain of $27 million was transferred out of other comprehensive income to other finance charges.
For cash flow hedges of forecast transactions at 30 June 2024, based on year end interest and exchange rates, a gain to the income statement of $28 million in the year ending 30 June 2025 and a loss of $9 million in the year ending 30 June 2026 is expected to be recognised.
In respect of hedges of foreign currency borrowings that are no longer applicable at 30 June 2024, a loss of $24 million (2023 – a loss of $22 million) was reported in reserves. There was no significant ineffectiveness on net investment and cash flow hedges during the years ended 30 June 2024 and 2023.
Out of the total exchange reserve $2,488 million (2023 - $2,418 million) is attributable to net investment hedges.
The $4,044 million (2023 – $5,038 million) notional value of hedged items in fair value hedges equals to the notional value of hedging instruments designated in these relationships at 30 June 2024 and the carrying amount of hedged items are included within borrowings in the consolidated balance sheet.
The following table sets out information regarding the effectiveness of hedging relationships designated by the group, as well as the impacts on the income statement and other comprehensive income:

	At the beginning of the year $ million	Consolidated income statement $ million	Consolidated statement of comprehensive income $ million	Other(2) $ million	At the end of the year $ million
2024
Net investment hedges(1)
Derivatives in net investment hedges of foreign operations	—	22	(66)	411	367
Foreign currency borrowings in net investment hedges	(12,584)	—	(82)	4,557	(8,109)
Cash flow hedges(1)
Derivatives in cash flow hedge (foreign currency debt)	438	(152)	94	(412)	(32)
Derivatives in cash flow hedge (foreign currency risk)	232	203	(205)	(203)	27
Derivatives in cash flow hedge (commodity price risk)	(32)	(9)	22	10	(9)
Fair value hedges(1)
Derivatives in fair value hedge (interest rate risk)	(476)	100	—	—	(376)
Fair value hedge hedged item	469	(101)	—	—	368
Instruments in fair value hedge relationship	(7)	(1)	—	—	(8)
2023 (re-presented)
Net investment hedges(1)
Derivatives in net investment hedges of foreign operations	(1)	—	1	—	—
Foreign currency borrowings in net investment hedges	(10,558)	—	499	(2,525)	(12,584)
Cash flow hedges(1)
Derivatives in cash flow hedge (foreign currency debt)	444	(65)	90	(31)	438
Derivatives in cash flow hedge (foreign currency risk)	(93)	(20)	325	20	232
Derivatives in cash flow hedge (commodity price risk)	60	39	(107)	(24)	(32)
Fair value hedges(1)
Derivatives in fair value hedge (interest rate risk)	(342)	(113)	(21)	—	(476)
Fair value hedge hedged item	335	115	19	—	469
Instruments in fair value hedge relationship	(7)	2	(2)	—	(7)
(1) There was no significant ineffectiveness on net investment, cash flow hedges and fair value hedges during the years ended 30 June 2024 and 2023, accordingly the fair value movement of the hedged items was materially similar and offsetting to the movement of the hedges.
(2)Other movements include cash flows on result of matured derivatives, notional of bonds designated in or de-designated from net investment hedge and reclassification of hedging instruments between hedge portfolios.
(i) Reconciliation of financial instruments
The table below sets out the group’s accounting classification of each class of financial assets and liabilities:

	Fair value through income statement $ million	Assets and liabilities at amortised cost $ million	Not categorised as a financial instrument $ million	Total $ million	Current $ million	Non-current $ million
2024
Other investments and loans(1)	333	59	—	392	—	392
Trade and other receivables	—	2,971	554	3,525	3,487	38
Cash and cash equivalents	—	1,130	—	1,130	1,130	—
Derivatives in cash flow hedge (foreign currency risk)	62	—	—	62	58	4
Derivatives in cash flow hedge (commodity price risk)	5	—	—	5	5	—
Derivatives in net investment hedge	386	—	—	386	17	369
Other instruments	275	—	—	275	275	—
Total other financial assets	728	—	—	728	355	373
Total financial assets	1,061	4,160	554	5,775	4,972	803
Borrowings(2)	—	(21,501)	—	(21,501)	(2,885)	(18,616)
Trade and other payables	(245)	(5,373)	(1,040)	(6,658)	(6,354)	(304)
Derivatives in fair value hedge (interest rate risk)	(376)	—	—	(376)	(16)	(360)
Derivatives in cash flow hedge (foreign currency debt)	(32)	—	—	(32)	—	(32)
Derivatives in cash flow hedge (foreign currency risk)	(35)	—	—	(35)	(14)	(21)
Derivatives in cash flow hedge (commodity price risk)	(14)	—	—	(14)	(14)	—
Derivatives in net investment hedge	(19)	—	—	(19)	(1)	(18)
Other instruments	(208)	—	—	(208)	(208)	—
Leases	—	(604)	—	(604)	(95)	(509)
Total other financial liabilities	(684)	(604)	—	(1,288)	(348)	(940)
Total financial liabilities	(929)	(27,478)	(1,040)	(29,447)	(9,587)	(19,860)
Total net financial assets/(liabilities)	132	(23,318)	(486)	(23,672)	(4,615)	(19,057)
2023 (re-presented)
Other investments and loans(1)	249	38	2	289	—	289
Trade and other receivables	—	2,815	651	3,466	3,427	39
Cash and cash equivalents	—	1,813	—	1,813	1,813	—
Derivatives in cash flow hedge (foreign currency debt)	438	—	—	438	—	438
Derivatives in cash flow hedge (foreign currency risk)	243	—	—	243	186	57
Derivatives in cash flow hedge (commodity price risk)	2	—	—	2	2	—
Other instruments	249	—	—	249	249	—
Leases	—	2	—	2	—	2
Total other financial assets	932	2	—	934	437	497
Total financial assets	1,181	4,668	653	6,502	5,677	825
Borrowings(2)	—	(20,791)	—	(20,791)	(2,142)	(18,649)
Trade and other payables	(391)	(5,634)	(1,116)	(7,141)	(6,678)	(463)
Derivatives in fair value hedge (interest rate risk)	(476)	—	—	(476)	(8)	(468)
Derivatives in cash flow hedge (foreign currency risk)	(11)	—	—	(11)	(9)	(2)
Derivatives in cash flow hedge (commodity price risk)	(34)	—	—	(34)	(33)	(1)
Other instruments	(309)	—	—	(309)	(309)	—
Leases	—	(564)	—	(564)	(94)	(470)
Total other financial liabilities	(830)	(564)	—	(1,394)	(453)	(941)
Total financial liabilities	(1,221)	(26,989)	(1,116)	(29,326)	(9,273)	(20,053)
Total net financial liabilities	(40)	(22,321)	(463)	(22,824)	(3,596)	(19,228)
(1)Other investments and loans include those in respect of associates.
(2)Borrowings are defined as gross borrowings excluding lease liabilities and the fair value of derivative instruments.
At 30 June 2024 and 30 June 2023, the carrying values of cash and cash equivalents, other financial assets and liabilities approximate fair values. At 30 June 2024, the fair value of borrowings, based on unadjusted quoted market data, was $20,663 million (2023 –
$19,707 million).
(j) Capital management
The group’s management is committed to enhancing shareholder value in the long-term, both by investing in the business and brands so as to deliver continued improvement in the return from those investments and by managing the capital structure. Diageo manages its capital structure to achieve capital efficiency, provide flexibility to invest through the economic cycle and give efficient access to debt markets at attractive cost levels. This is achieved by targeting an adjusted net borrowings (net borrowings aggregated with post-
employment benefit liabilities) to adjusted EBITDA leverage of 2.5 - 3.0 times, this range for Diageo being currently broadly consistent with an A-band credit rating. Diageo would consider operating outside of this range in order to effect strategic initiatives within its stated goals, which could have an impact on its rating. If Diageo’s leverage was to be negatively impacted by the financing of an acquisition, it would seek over time to return to the range of 2.5 – 3.0 times. The group regularly assesses its debt and equity capital levels against its stated policy for capital structure. As at 30 June 2024, the adjusted net borrowings of $21,446 million (2023 -
$20,053 million) to adjusted EBITDA ratio was 3.0 (2023 - 2.7) times. For this calculation, net borrowings are adjusted by post-
employment benefit liabilities before tax of $429 million (2023 - $471 million) whilst adjusted EBITDA of $7,037 million (2023 -
$7,353 million) comprises operating profit excluding exceptional operating items and depreciation, amortisation and impairment and includes share of after tax results of associates and joint ventures.
The group aims to increase the dividend each year. The decision in respect of the dividend is made with reference to the dividend cover, as well as current performance trends, including sales and profit after tax together with cash generation. Diageo targets dividend cover (the ratio of basic earnings per share before exceptional items to dividend per share) within the range of 1.8 - 2.2 times. For the year ended 30 June 2024, dividend cover was 1.7 times. The recommended final dividend for the year ended 30 June 2024, to be put to the shareholders for approval at the Annual General Meeting is 62.98 cents, an increase of 5% on the prior year final dividend. This would bring the recommended full year dividend to 103.48 cents per share, an increase of 5% on the prior year.